Note 6 - Earnings (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of Earnings Per Share Basic and Diluted

The following table represents net (loss) income per common share – basic and diluted (in thousands, except income
(loss) per share):

	Three Months Ended March 31,
	2026	2025
Numerator
Income from continuing operations	$164,653	$25,672
Loss from discontinued operations	(183,681)	3,200
Preferred stock dividends	(132)	(138)
Net (loss) income applicable to common stockholders	$(19,160)	$28,734

Denominator
Basic weighted average common shares	670,392	632,047
Dilutive units	4,762	2,661
Diluted weighted average common shares	675,154	634,708

Basic income (loss) per share:
Income from continuing operations	$0.25	$0.04
(Loss) income from discontinued operations	(0.28)	0.01
Basic (loss) earnings per common share after preferred dividends	$(0.03)	$0.05

Diluted income (loss) per share:
Income from continuing operations	$0.24	$0.04
(Loss) income from discontinued operations	(0.27)	0.01
Diluted (loss) earnings per common share after preferred dividends	$(0.03)	$0.05

The following table represents net income (loss) per common share – basic and diluted (in thousands, except income (loss) per share):

	Year ended December 31,
	2025	2024	2023

Numerator
Income (loss) from continuing operations	$258,059	$50,235	$(40,247)
Income (loss) from discontinued operations	63,653	(14,433)	(43,970)
Preferred stock dividends	(552)	(552)	(552)
Net income (loss) applicable to common stockholders	$321,160	$35,250	$(84,769)

Denominator
Basic weighted average common shares	651,965	620,848	605,668
Dilutive units	3,803	1,687	—
Diluted weighted average common shares	655,768	622,535	605,668

Basic income (loss) per share:
Income from continuing operations after preferred dividends	$0.39	$0.08	$(0.07)
Income (loss) from discontinued operations	0.10	(0.02)	(0.07)
Basic net income (loss) per common share after preferred dividends	$0.49	$0.06	$(0.14)

Diluted income (loss) per share:
Income from continuing operations after preferred dividends	$0.39	$0.08	$(0.07)
Income (loss) from discontinued operations	0.10	(0.02)	(0.07)
Diluted net income (loss) per common share after preferred dividends	$0.49	$0.06	$(0.14)